Long-Term Debt (Scheduled Remaining Maturity Of Long-Term Debt) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 17,172,000,000
2015	18,923,000,000
2016	9,730,000,000
2017	8,661,000,000
2018	3,444,000,000
2019 and thereafter	11,090,000,000
Derivative, Amount of Hedged Item	445,000,000	1,094,000,000
Long-term debt	69,465,000,000	74,561,000,000
Derivative Instrument Converting Fixed-rate Debt into Variable-rate Obligations	11,100,000,000
Derivative Instrument Converting Variable-rate Debt into Fixed-rate Obligations	4,900,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
2014	5,321,000,000
2015	5,104,000,000
2016	1,869,000,000
2017	3,450,000,000
2018	1,188,000,000
2019 and thereafter	9,814,000,000
Derivative, Amount of Hedged Item	445,000,000	1,094,000,000
Long-term debt	27,191,000,000	33,650,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	0	0
Long-term debt	42,274,000,000	40,911,000,000
Long-term Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2014	5,511,000,000
2015	5,163,000,000
2016	1,934,000,000
2017	3,527,000,000
2018	1,278,000,000
2019 and thereafter	10,922,000,000
Derivative, Amount of Hedged Item	445,000,000
Long-term debt	28,780,000,000
Long-term Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
2014	11,851,000,000
2015	13,819,000,000
2016	7,861,000,000
2017	5,211,000,000
2018	2,256,000,000
2019 and thereafter	1,276,000,000
Derivative, Amount of Hedged Item	0
Long-term debt	42,274,000,000
Original Issue Discount [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2014	(190,000,000)
2015	(59,000,000)
2016	(65,000,000)
2017	(77,000,000)
2018	(90,000,000)
2019 and thereafter	(1,108,000,000)
Derivative, Amount of Hedged Item	0
Long-term debt	$ (1,589,000,000)